Financial risk - Future undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 1,253,052	$ 863,812	$ 1,178,170
Securities and other financial assets, net	831,913	398,068
Derivative financial instruments - assets	10,805	27,778
Liabilities
Deposits	(3,037,457)	(3,140,875)
Securities sold under repurchase agreements	(427,497)	(10,663)
Borrowings and debt, net	(3,321,911)	(1,985,070)	$ (3,138,310)	$ (3,518,446)
Derivative financial instruments - fair value liabilities	(28,455)	(9,211)
Liquidity risk
Assets
Cash and due from banks	1,253,052	863,812
Securities and other financial assets, net	831,913	398,068
Loans, net	5,713,022	4,896,647
Derivative financial instruments - assets	10,805	27,778
Total	7,808,792	6,186,305
Liabilities
Deposits	(3,037,457)	(3,140,875)
Securities sold under repurchase agreements	(427,497)	(10,663)
Borrowings and debt, net	(3,333,233)	(1,994,245)
Derivative financial instruments - fair value liabilities	(28,455)	(9,211)
Total	(6,826,642)	(5,154,994)
Contingencies
Confirmed lettes of credit	214,230	216,782
Stand-by letters of credit and guarantees	268,196	210,497
Credit commitments	121,333	137,619
Total	603,759	564,898
Net position	378,391	466,413
Up to 3 months | Liquidity risk
Assets
Cash and due from banks	1,253,052	863,831
Securities and other financial assets, net	36,984	11,541
Loans, net	1,936,018	1,712,049
Derivative financial instruments - assets	2,791	0
Total	3,228,845	2,587,421
Liabilities
Deposits	(2,641,995)	(2,678,292)
Securities sold under repurchase agreements	(333,031)	0
Borrowings and debt, net	(583,283)	(166,034)
Derivative financial instruments - fair value liabilities	0	(3,020)
Total	(3,558,309)	(2,847,346)
Contingencies
Confirmed lettes of credit	149,672	167,301
Stand-by letters of credit and guarantees	75,245	35,041
Credit commitments	35,000	0
Total	259,917	202,342
Net position	(589,381)	(462,267)
3 to 6 months | Liquidity risk
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	44,743	20,961
Loans, net	1,040,765	998,923
Derivative financial instruments - assets	3,592	119
Total	1,089,100	1,020,003
Liabilities
Deposits	(310,326)	(166,832)
Securities sold under repurchase agreements	(60,218)	(5,784)
Borrowings and debt, net	(726,715)	(60,816)
Derivative financial instruments - fair value liabilities	(4,821)	(1,081)
Total	(1,102,080)	(234,513)
Contingencies
Confirmed lettes of credit	62,123	29,466
Stand-by letters of credit and guarantees	118,287	106,943
Credit commitments	0	0
Total	180,410	136,409
Net position	(193,390)	649,081
6 months to 1 year | Liquidity risk
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	179,219	60,311
Loans, net	1,349,286	1,255,069
Derivative financial instruments - assets	0	129
Total	1,528,505	1,315,509
Liabilities
Deposits	(79,034)	(293,306)
Securities sold under repurchase agreements	0	(4,977)
Borrowings and debt, net	(802,911)	(456,932)
Derivative financial instruments - fair value liabilities	(7,773)	(71)
Total	(889,718)	(755,286)
Contingencies
Confirmed lettes of credit	2,435	20,015
Stand-by letters of credit and guarantees	54,375	55,963
Credit commitments	45,000	4,286
Total	101,810	80,264
Net position	536,977	479,959
After 1 year but within 5 years | Liquidity risk
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	599,397	312,027
Loans, net	1,568,311	293,489
Derivative financial instruments - assets	4,422	26,691
Total	2,172,130	632,207
Liabilities
Deposits	(8,090)	(6,638)
Securities sold under repurchase agreements	(35,515)	0
Borrowings and debt, net	(1,348,323)	(1,425,806)
Derivative financial instruments - fair value liabilities	(15,145)	(5,039)
Total	(1,407,073)	(1,437,483)
Contingencies
Confirmed lettes of credit	0	0
Stand-by letters of credit and guarantees	20,289	12,550
Credit commitments	41,333	133,333
Total	61,622	145,883
Net position	703,435	(951,159)
More than 5 Years | Liquidity risk
Assets
Cash and due from banks	0	0
Securities and other financial assets, net	0	0
Loans, net	151,529	1,156,625
Derivative financial instruments - assets	0	839
Total	151,529	1,157,464
Liabilities
Deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(16,536)	(24,922)
Derivative financial instruments - fair value liabilities	(716)	0
Total	(17,252)	(24,922)
Contingencies
Confirmed lettes of credit	0	0
Stand-by letters of credit and guarantees	0	0
Credit commitments	0	0
Total	0	0
Net position	134,277	1,132,542
Gross inflows (outflows) | Liquidity risk
Assets
Cash and due from banks	1,253,052	863,831
Securities and other financial assets, net	860,343	404,840
Loans, net	6,045,909	5,416,155
Derivative financial instruments - assets	10,805	27,778
Total	8,170,109	6,712,604
Liabilities
Deposits	(3,039,445)	(3,145,068)
Securities sold under repurchase agreements	(428,764)	(10,761)
Borrowings and debt, net	(3,477,768)	(2,134,510)
Derivative financial instruments - fair value liabilities	(28,455)	(9,211)
Total	(6,974,432)	(5,299,550)
Contingencies
Confirmed lettes of credit	214,230	216,782
Stand-by letters of credit and guarantees	268,196	210,497
Credit commitments	121,333	137,619
Total	603,759	564,898
Net position	$ 591,918	$ 848,156